Financial Instrument Risk Management - Schedule of Contractual Maturities of the Company’s Financial Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Within one year [Member]
Schedule of Contractual Maturities of the Company’s Financial Liabilities [Line Items]
Accounts payable and accrued liabilities	$ 2,295,058	$ 3,451,615
Accounts payable and accrued expense - related party	558,514	32,702
Deferred revenue		138,889
Convertible promissory note to be settled with ordinary shares	1,021,000	4,859,000
Convertible loans	72,975	77,428
Silent partnerships	1,031,279
Lease liabilities current	280,145	288,463
Intellectual property acquisition liability - related party	690,575	238,839
Lease liabilities	5,949,546	9,236,936
More than one year [Member]
Schedule of Contractual Maturities of the Company’s Financial Liabilities [Line Items]
Accounts payable and accrued liabilities
Accounts payable and accrued expense - related party
Deferred revenue
Convertible promissory note to be settled with ordinary shares
Convertible loans
Silent partnerships		1,030,166
Lease liabilities current	760,324	812,910
Intellectual property acquisition liability - related party	376,096	726,977
Lease liabilities	1,136,420	2,570,053
More than five years [Member]
Schedule of Contractual Maturities of the Company’s Financial Liabilities [Line Items]
Accounts payable and accrued liabilities
Accounts payable and accrued expense - related party
Deferred revenue
Convertible promissory note to be settled with ordinary shares
Convertible loans
Silent partnerships
Lease liabilities current	105,658	352,813
Intellectual property acquisition liability - related party
Lease liabilities	$ 105,658	$ 352,813